ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 82.7%
	ASSET MANAGEMENT - 8.7%
731,990	FTAI Infrastructure, Inc.	$3,191,476

	DATA CENTER REIT - 8.3%
9,215	Digital Realty Trust, Inc.	1,593,089
1,818	Equinix, Inc.	1,423,930
		3,017,019
	FOOD - 5.2%
404,206	Cadiz, Inc.(a)	1,907,852

	HEALTH CARE REIT - 10.0%
890,864	IQHQ, Inc. 144A(a),(b),(c)	2,013,353
23,471	Ventas, Inc.	1,642,735
		3,656,088
	INDUSTRIAL REIT - 4.7%
14,815	Prologis, Inc.	1,696,614

	INFRASTRUCTURE REIT – 10.7%
13,601	American Tower Corporation	2,615,745
9,306	Crown Castle, Inc.	897,936
2,005	SBA Communications Corporation, Class A	387,667
		3,901,348
	LEISURE FACILITIES & SERVICES - 4.7%
64,100	Caesars Entertainment, Inc.(a)	1,732,303

	RESIDENTIAL REIT - 1.4%
17,897	Invitation Homes, Inc.	524,919

	RETAIL REIT - 8.6%
83,359	Macerich Company (The)	1,517,134
8,557	Simon Property Group, Inc.	1,605,892
		3,123,026

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares				Fair Value
	COMMON STOCKS — 82.6% (Continued)
	SELF-STORAGE REIT - 2.5%
6,560	Extra Space Storage, Inc.			$924,566

	SPECIALTY FINANCE - 10.2%
22,320	FTAI Aviation Ltd.			3,724,315

	SPECIALTY REIT - 6.6%
10,195	Iron Mountain, Inc.			1,039,278
104,142	NewLake Capital Partners, Inc.			1,380,923
				2,420,201
	TRANSPORTATION & LOGISTICS - 1.1%
4,902	Kirby Corporation(a)			409,072

	TOTAL COMMON STOCKS (Cost $39,597,514)			30,228,799

		Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 17.3%
	FOOD — 5.7%
106,684	Cadiz, Inc., Series A	8.8750	Perpetual	2,069,670

	REAL ESTATE INVESTMENT TRUSTS — 3.2%
7,159	EPR Properties - Series C	5.7500	Perpetual	182,053
7,078	EPR Properties - Series G	5.7500	Perpetual	153,168
12,285	Global Net Lease, Inc. - Series A	7.2500	Perpetual	288,083
1,083	Mid-America Apartment Communities, Inc. - Series I	8.5000	Perpetual	60,320
7,307	Pebblebrook Hotel Trust - Series E	6.3750	Perpetual	147,674
15,983	Pebblebrook Hotel Trust - Series G	6.3750	Perpetual	318,063
592	Simon Property Group, Inc. - Series J	8.3750	Perpetual	31,666
				1,181,027
	SPECIALTY FINANCE — 3.5%
27,280	Annaly Capital Management, Inc. - Series G	9.7638	Perpetual	685,274
3,000	FTAI Aviation Ltd. - Series D	9.5000	Perpetual	80,340
6,084	FTAI Aviation Ltd. Investors, LLC Series C	8.2500	Perpetual	155,872

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Coupon Rate (%)	Maturity	Fair Value
	SPECIALTY FINANCE — 3.5% (Continued)
17,941	MFA Financial, Inc. - Series B	7.5000	Perpetual	$376,043
				1,297,529
	TELECOMMUNICATIONS — 4.9%
23,735	DigitalBridge Group, Inc. - Series H	7.1250	Perpetual	530,477
30,000	DigitalBridge Group, Inc. - Series I	7.1500	Perpetual	669,000
26,505	DigitalBridge Group, Inc. - Series J	7.1250	Perpetual	583,640
				1,783,117

	TOTAL PREFERRED STOCKS (Cost $5,572,544)			6,331,343

	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
555,866	First American Government Obligations Fund, Class X, 4.05% (Cost $555,866)(d)			555,866

	TOTAL INVESTMENTS - 101.5% (Cost $45,725,924)			$37,116,008
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%			(546,732)
	NET ASSETS - 100.0%			$36,569,276

LLC	- Limited Liability Company
Ltd.	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025 the total market value of 144A securities is 2,013,353 or 5.5% of net assets.
(c)	Level 3 securities, fair value under procedures established by the Board of Trustees. The total fair value of these securities as of March 31, 2025 was $2,013,353, representing 5.5% of net assets and is illiquid.
(d)	Rate disclosed is the seven day effective yield as of September 30, 2025.